Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Assets:
Tribute warrant	$ 701	$ 204
Available-for-sale securities	3,119	3,119
Warrent Liability [Member]
Financial Liabilities:
Warrant liability	316	292
Tribute Warrant [Member]
Financial Assets:
Tribute warrant		204
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Available-for-sale securities	3,119	3,119
Fair Value, Inputs, Level 3 [Member] | Warrent Liability [Member]
Financial Liabilities:
Warrant liability	316
Fair Value, Inputs, Level 3 [Member] | Tribute Warrant [Member]
Financial Assets:
Tribute warrant	$ 701